Note 10 - Employee and Director Stock Option Activity (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance (in shares)		1,471,000
Balance (in dollars per share)		$ 6.51
Granted (in shares)
Granted (in dollars per share)
Balance (in shares)	1,464,000	1,464,000	1,471,000
Balance (in dollars per share)	$ 6.49	$ 6.49	$ 6.51
Employees and Directors [Member]
Balance (in shares)		1,471,000	378,000	461,000
Balance (in dollars per share)		$ 6.51	$ 19.59	$ 19.69
Granted (in shares)			1,300,000
Granted (in dollars per share)			$ 2.20
Cancelled/Expired (in shares)			(207,000)	(83,000)
Cancelled/Expired (in dollars per share)			$ 3.29	$ 20.21
Balance (in shares)			1,471,000	378,000
Balance (in dollars per share)			$ 6.51	$ 19.59